Condensed Consolidated Balance Sheets (Unaudited) kr in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 6,598	$ 298	$ 1,524
Accounts receivable			95
Other current assets	631	335	821
Prepaid expenses	15	174	77
Income tax receivable	1,253	908	826
Total current assets	8,497	1,715	3,343
Non-current assets:
Investment	641	845	137
Property, plant and equipment, net	10	21	37
Operating lease assets	131	331	400
Intangible assets, net	29,501	30,491	27,690
Total assets	38,780	33,403	31,607
Current liabilities
Line of credit	58	84
Accounts payable	2,268	2,116	2,178
Accrued liabilities	1,855	1,840	1,876
Income taxes payable	56	57	43
Lease liabilities	98	109	86
Loan			536
Convertible debt		1,327
Total current liabilities	4,335	5,533	4,719
Non-current liabilities
Derivative liabilities	6,296	149	3,793
Lease liabilities	62	267	341
Deferred tax	293	603	1,851
Total liabilities	10,986	6,552	10,704
Stockholders’ equity
Common stock, par value DKK 0.05; shares issued and outstanding at June 30, 2021 and December 31, 2020 were 365,173,471 and 212,601,044 respectively	2,851	1,624	924
Additional paid-in capital	66,907	61,284	50,623
Obligation to issue shares	2,606
Accumulated other comprehensive income (loss)	520	1,375	(1,086)
Accumulated Deficit	(45,090)	(37,432)	(32,374)
Total stockholders’ equity attributable to Allarity A/S common stockholders		26,851	18,087
Non-controlling interest in consolidated subsidiaries			2,816
Total stockholders’ equity	27,794	26,851	20,903
Total liabilities & stockholders’ equity	$ 38,780	$ 33,403	$ 31,607